EQUITY (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended
	Mar. 03, 2017	Jun. 30, 2017	Jun. 09, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 02, 2014
Allocation shares, issued		1,000			1,000	1,000
Allocation shares, outstanding		1,000			1,000	1,000
Common shares,authorized		500,000,000			500,000,000	500,000,000	50,000,000
Common shares, issued		3,115,500	77,887,500		77,887,500	77,887,500	1,038,050
Common shares, outstanding		3,115,500	77,887,500		77,887,500	77,887,500	1,038,050
Ownership of allocation shares by manager					100.00%
Allocation of profit					20.00%
Interest rate					8.00%
Noncontrolling interest, ownership percentage		45.00%
Acquisition interest acquired	55.00%
Non-controlling interest of subsidiary amount		$ 390,391
Chief Executive Officer [Member]
Allocation shares, issued				1,000	1,000
Allocation shares, outstanding				1,000	1,000